SHARE-BASED COMPENSATION (Share Awards in Connection with Business Acquisitions) (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended										12 Months Ended
	Dec. 31, 2015	May. 31, 2014	Jan. 31, 2014	Nov. 29, 2013	Oct. 31, 2013	Sep. 30, 2013	Jul. 31, 2013	Mar. 31, 2013	Nov. 30, 2012	May. 31, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 15, 2014	Sep. 13, 2013	Jul. 15, 2013	Mar. 21, 2013	Dec. 31, 2012	May. 11, 2012
NationSky [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interests disposed	100.00%
NationSky [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interest held by non-controlling shareholders																45.00%		45.00%
Fanyue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interest held by non-controlling shareholders															49.00%
NationSky [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired																			55.00%
Fanyue [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired																	51.00%
Yinlong [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity interest held by non-controlling shareholders		45.00%
Trustek [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired			100.00%
Yipai [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of equity interest acquired		70.00%												70.00%
Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted											13,964,640	10,568,399
Number of shares vested											21,772,325	29,698,444
Share-based compensation expense											$ 15,683	$ 80,041	$ 46,868
Unrecognized compensation expense	$ 2,746										$ 2,746
Unrecognized compensation expense, weighted average period for recognition (in years)											1 year 4 months 24 days
Forfeited (in shares)											(29,532,000)	(12,599,317)
Share Awards in Connection with Business Acquisitions [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense											$ 10,685	$ 70,710	$ 30,222
Unrecognized compensation expense	$ 1,387										$ 1,387
Unrecognized compensation expense, weighted average period for recognition (in years)											1 year
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted										2,875,000
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting subject to service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted										1,725,000
Requisite service period										4 years
Forfeited (in shares)	(1,725,000)
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting on the first-year anniversary of the vesting commencement date [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting										25.00%
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting each month as the vesting commencement date over remaining period thereafter [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting										2.0833%
Remaining period thereafter										3 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of NationSky [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted							3,705,882			1,150,000
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									18,519,971			3,169,734
Number of shares vested												3,169,734
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member] | Vesting subject to service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Requisite service period									4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									12,346,647
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of FL Mobile and Red [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted									6,173,324
Percentage of vesting									25.00%
Vesting period									4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted								2,020,365
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						2,296,930		1,212,220
Maximum number of variable shares granted						15,365,703
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholder of Fanyue [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted								808,145
Requisite service period								4 years
Percentage of vesting								25.00%
Vesting period								4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Best Partner [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						4,100,228
Maximum number of variable shares granted						6,833,713
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Best Partner [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted						1,537,586
Requisite service period						3 years
Vesting period						3 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Ruifeng [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					969,977
Maximum number of variable shares granted					2,781,696
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Ruifeng [Member] | Restricted Shares [Member] | Vesting at each anniversary [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					387,991
Requisite service period					4 years
Vesting period					4 years
Share Awards in Connection with Business Acquisitions [Member] | Selling Shareholders of Yinlong [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		428,570		2,888,000
Vesting period				2 years
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Trustek [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			948,510
Maximum number of variable shares granted			3,252,030
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Trustek [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted			4,200,540
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Yipai [Member] | Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		1,614,290
Share Awards in Connection with Business Acquisitions [Member] | Selling shareholder of Yipai [Member] | Restricted Shares [Member] | Vesting subject to both performance and service condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted		1,614,290